Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right of use assets Disclosure and Lease liabilities [abstract]
Disclosure of Right-of-use assets roll forward
(USD millions)	2024	2023

Right-of-use assets at January 1	1 410	1 431

Costs and accumulated depreciation/impairments on assets related to discontinued operations [1]		-117

Impact of acquisitions and divestments of businesses, net	42	16

Additions	304	421

Depreciation charge	-257	-259

Impairment reversal/(charge)	1	-4

Lease contract terminations [2]	-36	-93

Currency translation effects	-49	15

Total right-of-use assets at December 31	1 415	1 410

[1] Represents the cost of assets and accumulated depreciation/impairments at January 1, 2023, related to the Sandoz business reported as discontinued operations, and the net transfers between discontinued and continuing operations from January 1, 2023 to October 3, 2023. Note 29 provides disclosure of discontinued operations additions, depreciation charge, impairment charge and reversals of impairment change.

[2] Lease contract terminations also includes modifications to existing leases that result in reductions to the right-of-use assets, and reductions due to sub-leasing.

Disclosure of right-of-use assets carrying value and depreciation charge
(USD millions)	December 31, 2024 carrying value	December 31, 2023 carrying value	Depreciation charge 2024	Depreciation charge 2023	Depreciation charge 2022

Land	472	483	11	12	16

Buildings	752	749	153	156	162

Vehicles	133	112	80	80	82

Machinery and equipment, and other assets	58	66	13	11	7

Total right-of-use assets	1 415	1 410	257	259	267

[1] Note 29 provides disclosure of discontinued operations depreciation charge.

Disclosure of maturity analysis of lease liability
(USD millions)	Lease liabilities 2024	Lease liabilities undiscounted 2024	Interests for discounting lease liabilities 2024	Lease liabilities 2023	Lease liabilities undiscounted 2023	Interests for discounting lease liabilities 2023

Less than one year	235	291	56	230	284	54

Between one and two years	203	252	49	203	248	45

Between two and three years	168	209	41	170	211	41

Between three and four years	117	153	36	149	184	35

Between four and five years	86	116	30	113	142	29

After five years	994	2 178	1 184	963	2 173	1 210

Total lease liabilities	1 803	3 199	1 396	1 828	3 242	1 414

Less current portion of lease liabilities	-235	-291	-56	-230	-284	-54

Non-current portion of lease liabilities	1 568	2 908		1 598	2 958

Commitments for leases not yet commenced [1]		123			89

[1] The 2024 estimated timing of the commitments for leases not yet commenced are as follows: 2025 USD 57 million, 2026 USD 15 million, 2027 USD 4 million, 2028 USD 4 million, 2029 USD 4 million and thereafter USD 39 million.

Additional disclosures related to right-of-use assets and lease liabilities
(USD millions)	2024	2023	2022

Interest expense on lease liabilities [1]	72	62	57

Expense on short-term leases	7	5	3

Expense on low-value leases	5	6	6

Total cash outflows for leases	336	321	319

Thereof:

Cash outflows for short-term leases and low-value leases [2]	12	11	9

Payments of interest [3]	62	52	48

Payments of lease liabilities [4]	262	258	262

[1] The weighted average interest rate is 4.0% (2023: 3.5%, 2022: 3.3%). Interest on lease liabilities as at December 31, 2024, is estimated to be USD 56 million for 2025 and USD 1.3 billion thereafter.
[2] Cash flows from short-term and low-value leases are included within total net cash flows from operating activities. The portfolio of short-term leases to which the Company is committed to at December 31, 2024, 2023 and 2022, is similar to the portfolio of short-term leases the Company entered into during 2024, 2023 and 2022.

[3] Included within total net cash flows from operating activities
[4] Reported as cash outflows in financing activities net of lease incentives received, if any.